FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906






October 2, 2006

Filed Via EDGAR (CIK #0000703112)
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:  FRANKLIN NEW YORK TAX-FREE INCOME FUND
           File Nos. 002-77880 and 811-03479

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 27, 2006.

Sincerely yours,

FRANKLIN NEW YORK TAX-FREE INCOME FUND


/S/ DAVID P. GOSS
David P. Goss
Senior Associate General Counsel


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